CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 23,368	$ 33,376
Other investments	69	88
Accounts receivable	22,950	26,947
Inventories	13,589	14,894
Prepaid expenses	3,302	2,704
Total current assets	63,278	78,009
Non-current deposits	606	1,114
Non-current IVA receivable	2,048
Deferred income tax asset	7,136	9,147
Intangible assets	975
Right-of-use leased assets	1,337
Mineral properties, plant and equipment	88,333	88,777
Total assets	163,713	177,047
Current liabilities
Accounts payable and accrued liabilities	19,775	19,470
Income taxes payable	1,947	4,050
Loans payable	2,958
Lease liabilities	164
Total current liabilities	24,844	23,520
Deferred lease inducement		217
Loans payable	5,917	0
Lease liabilities	1,074
Provision for reclamation and rehabilitation	8,403	8,195
Deferred income tax liability	682	335
Total liabilities	40,920	32,267
Shareholders' equity
Common shares, unlimited shares authorized, no par value, issued and outstanding 141,668,178 shares (Dec 31, 2018 - 130,781,052 shares)	482,170	459,109
Contributed surplus	11,482	9,676
Accumulated other comprehensive income (loss)	0	0
Retained earnings (deficit)	(370,859)	(324,005)
Total shareholders' equity	122,793	144,780
Total liabilities and shareholders' equity	$ 163,713	$ 177,047